Related Parties - Summary of Subsidiaries and Other Related Parties (Parenthetical) (Detail) - Stores Stores in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LA'7 Participaes e Empreend. Imob. Ltda. [member]
Summary of related parties [line items]
Number of drugstores under rental contracts	15	16